SEMI ANNUAL REPORT

Templeton Global
Smaller Companies Fund, Inc.


February 29, 2000

[FRANKLIN TEMPLETON LOGO]


[CELEBRATING OVER 50 YEARS GRAPHIC]

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


[PHOTO]
PETER A. NORI, CFA
Portfolio Manager
Templeton Global Smaller
Companies Fund, Inc.


WE'RE ON THE WEB  --

Now you can access online information about your fund, including this shareholder report. Find our Web site at www.franklintempleton.com, your online resource for fund literature, prices and performance, investor information and around-the-clock account services.


SHAREHOLDER LETTER


--------------------------------------------------------------------------------
Your Fund's Goal: Templeton Global Smaller Companies Fund seeks to achieve long-term capital growth. Under normal market conditions, the Fund invests primarily in the equity securities of smaller companies located anywhere in the world, including emerging markets.
--------------------------------------------------------------------------------


Dear Shareholder:

This semiannual report of Templeton Global Smaller Companies Fund covers the six months ended February 29, 2000 -- a period of unbridled optimism in many markets. Generally, inflation remained under control, Y2K turned out to be a non-event, the Internet continued to revolutionize global economies, and money flowed into many equity markets. Unfortunately for global value investors, the bulk of this cash inflow went to domestic growth stocks in the telecommunications and technology sectors. As a result, the prices of many of these stocks rose to unprecedented levels, while shares of economically sensitive companies were virtually bypassed. Within this environment, Templeton Global


CONTENTS

Shareholder Letter ........   1

Performance Summary .......   6

Financial Highlights &
Statement of Investments ..   9

Financial Statements ......  19

Notes to Financial
Statements ................  22


[PYRAMID GRAPH]


All portfolio holdings mentioned in the report are listed by their complete legal titles in the Fund's Statement of Investments (SOI), a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount. The SOI begins on page 13.

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
2/29/00

[PIE CHART]

European Stocks          42.9%
Asian Stocks             20.8%
North American Stocks    18.3%
Latin American Stocks     4.4%
Middle-Eastern
 & African Stocks         1.3%
Australian &
 New Zealand Stocks       1.0%
Short-Term Investment &
 Other Net Assets        11.3%

Smaller Companies Fund - Class A provided a six-month cumulative total return of 6.21%, as shown by the Performance Summary on page 6. The Fund's benchmark, The Morgan Stanley Capital International (MSCI) World Index(R), rose 9.53% for the same period.(1)


Although the Fund's portfolio included little in the way of direct Internet investments at the end of the reporting period, Internet-related benefits, such as cost savings, improved sourcing ability and broader customer reach, enhanced the performance of several of its holdings. The share price of Hong Kong-based Li & Fung Ltd. and Swiss-based Swisslog Holding AG more than doubled over the last six months. In addition, the AOL/Time Warner merger contributed to media stocks' generally strong performance, benefiting our holdings of Scholastic Corp. and MIH Ltd. Emerging market stocks Gujarat Ambuja Cements Ltd. (India) and Om Gruppen AB (Sweden), which announced its intention to create a new European stock exchange, also did well. However, we believe investor concerns about higher interest rates' impact on global economic growth hurt the Fund's holdings in the more economically sensitive industries.

During the reporting period, we utilized Templeton's time-tested "bottom-up" value strategy to discover stocks trading at a discount to future earnings streams or asset values. This led us to initiate positions in a number of disparate sectors. For example, we purchased shares of Mutual Risk Management Ltd. (financial services), Seino Transportation, Airborne Freight Corp. (transportation) and Gas Authority of India Ltd. (energy).

(1) Source: Standard & Poor's Micropal(R). The MSCI World Index includes approximately 1,450 companies representing the stock markets of 22 countries and is designed to measure world stock market performance. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2




The most significant change in the Fund's geographic distribution during the reporting period was an increase in our Asian exposure, from 17.1% of total net assets on August 31, 1999, to 20.8% at period's end. This was primarily due to the addition of Indian energy producer Gas Authority of India, Japanese transport company Seino Transportation and Singaporean technology company ST Assembly Test Services Ltd., as well as the extraordinary performance of two of the Fund's larger holdings, Li & Fung and Giordano International Ltd.

On the sell side, we took advantage of rising commodity prices by realizing profits on a number of economically sensitive holdings, including Elkem ASA (Norway), Hoganas AB (Sweden), Impala Platinum Holdings Ltd. (South Africa), and Metsa-Serla Oy (Finland). We also made an effort to eliminate large capitalization stocks by selling our positions in Telefonos de Mexico, Endesa SA (Spain) and Smart Modular Technologies (U.S.).

Looking forward, the Fund's performance depends, to a large part, on global economic developments. Believing that the valuation gap between small- and large-cap stocks is unsustainable over the long term, we expect small companies' historically cheap valuations to create a favorable environment for mergers and acquisitions. In our opinion, large companies with highly priced stocks may attempt to improve their growth prospects by acquiring smaller companies. However, if large-cap growth companies continue to lead, the market will prove challenging for the Fund. To meet this challenge, we have recently begun implementing internal changes designed to improve our


TOP 10 HOLDINGS
2/29/00

COMPANY                                      % OF TOTAL
INDUSTRY, COUNTRY                            NET ASSETS
-------------------------------------------------------

Li & Fung Ltd.
Merchandising, Hong Kong*                          5.3%

Swisslog Holding AG
Electronic Components
& Instruments, Switzerland                         3.2%

Giordano International Ltd.
Merchandising, Hong Kong*                          2.5%

Draka Holding NV
Electronic Components
& Instruments, Netherlands                         2.4%

ICICI Ltd., ADR
Financial Services, India                          2.3%

VTech Holdings Ltd.
Electronic Components
& Instruments, Hong Kong*                          1.7%

Skyepharma PLC
Health & Personal Care,
United Kingdom                                     1.5%

Twentsche Kabel Holdings NV
Electronic Components
& Instruments, Netherlands                         1.4%

Computer Horizons Corp.
Data Processing
& Reproduction, United States                      1.3%

Mutual Risk Management Ltd.
Financial Services, Bermuda                        1.2%



*Hong Kong reverted to the sovereignty of China on July 1, 1997.

                                                                               3



research focus and better diversify the portfolio's holdings. We have recently begun revamping our small cap research approach by adding to the number of our analysts and moving from geographic to global industry coverage. In addition, the Fund's Board of Directors recently decided to increase the Fund's maximum market capitalization for smaller companies, from $1 billion to $2 billion, effective June 1, 2000. In our opinion, this decision brings the Fund in line with its competition and should improve our ability to identify bargains by expanding the universe of investment opportunities.

Of course, there are special risks associated with foreign investments in smaller companies, and these risks are heightened in emerging markets. These include political, social and economic uncertainties, price volatility, illiquidity, currency fluctuation and limited product lines, markets, or financial and management resources. In addition, emerging markets are relatively small and less liquid. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. For example, Hong Kong's equity market has increased 1,322% in the last 15 years, but has suffered five declines of more than 20% during that time.2 The short-term price volatility of smaller companies and emerging markets can be disconcerting, and declines in excess of 50% are not unusual in emerging markets. These special risks and other considerations are discussed in the Fund's prospectus.



2. Source: Hong Kong Hang Seng Index. Based on quarterly percentage price change over 15 years ended December 31, 1999. Market return is measured in U.S. dollar terms and does not include reinvested dividends.


4



Thank you for investing in Templeton Global Smaller Companies Fund. We appreciate your support and welcome your comments and suggestions.

Sincerely,

/s/Peter A. Nori

Peter A. Nori, CFA
Portfolio Manager
Templeton Global Smaller Companies Fund, Inc.


This discussion reflects our views, opinions and portfolio holdings as of February 29, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.



                                                                               5



SIX-MONTH PERFORMANCE SUMMARY AS OF 2/29/00

Six-month total return does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of each class's operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A:
Subject to the current, maximum 5.75% initial sales charge. Prior to July 1, 1992, Fund shares were offered at a higher initial sales charge. Thus, actual total returns would have been lower. On January 1, 1993, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B:
Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C:
Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:
No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.

PRICE AND DISTRIBUTION INFORMATION


CLASS A
Six-Month Total Return               6.21%
Net Asset Value (NAV)                $7.24 (2/29/00)                  $7.40 (8/31/99)
Change in NAV                        -$0.16
Distributions (9/1/99-2/29/00)       Dividend Income                  $0.1716
                                     Short-Term Capital Gain          $0.0031
                                     Long-Term Capital Gain           $0.3891
------------------------------------------------------------------------------------
                                     Total                            $0.5638

CLASS B
Six-Month Total Return               5.72%
Net Asset Value (NAV)                $7.18 (2/29/00)                  $7.36 (8/31/99)
Change in NAV                        -$0.18
Distributions (9/1/99-2/29/00)       Dividend Income                  $0.1560
                                     Short-Term Capital Gain          $0.0031
                                     Long-Term Capital Gain           $0.3891
------------------------------------------------------------------------------------
                                     Total                            $0.5482

CLASS C
Six-Month Total Return               5.70%
Net Asset Value (NAV)                $7.16 (2/29/00)                  $7.27 (8/31/99)
Change in NAV                        -$0.11
Distributions (9/1/99-2/29/00)       Dividend Income                  $0.0869
                                     Short-Term Capital Gain          $0.0031
                                     Long-Term Capital Gain           $0.3891
------------------------------------------------------------------------------------
                                     Total                            $0.4791

ADVISOR CLASS

Six-Month Total Return               6.31%
Net Asset Value (NAV)                $7.24 (2/29/00)                  $7.42 (8/31/99)
Change in NAV                        -$0.18
Distributions (9/1/99-2/29/00)       Dividend Income                  $0.1982
                                     Short-Term Capital Gain          $0.0031
                                     Long-Term Capital Gain           $0.3891
------------------------------------------------------------------------------------
                                     Total                            $0.5904


6             Past performance does not guarantee future results.




ADDITIONAL PERFORMANCE
AS OF 3/31/00

                                                                         INCEPTION
CLASS A                               1-YEAR        5-YEAR      10-YEAR  (6/1/81)
-------------------------------------------------------------------------------------
Cumulative Total Return(1)             21.40%      55.12%     144.03%     848.19%
Average Annual Total Return(2)         14.38%       7.89%       8.69%      12.33%
Value of $10,000 Investment(3)       $11,438     $14,620     $23,010     $89,351

                                                                         INCEPTION
CLASS B                                                       1-YEAR     (1/1/99)
-------------------------------------------------------------------------------------
Cumulative Total Return(1)                                     20.41%      14.23%
Average Annual Total Return(2)                                 16.41%       8.13%
Value of $10,000 Investment(3)                               $11,641     $11,023

                                                                         INCEPTION
CLASS C                                           1-YEAR      3-YEAR     (5/1/95)
-------------------------------------------------------------------------------------
Cumulative Total Return(1)                        20.54%       4.60%      43.26%
Average Annual Total Return(2)                    18.28%       1.15%       7.36%
Value of $10,000 Investment(3)                  $11,828     $10,350     $14,182

                                                                        INCEPTION
ADVISOR CLASS(4)                      1-YEAR      5-YEAR     10-YEAR     (6/1/81)
-------------------------------------------------------------------------------------
Cumulative Total Return(1)             21.82%      57.15%     147.22%     860.57%
Average Annual Total Return(2)         21.82%       9.46%       9.47%      12.76%
Value of $10,000 Investment(3)        $12,182    $15,715     $24,722     $96,057



1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were 7.59% and 2.35%, respectively.


Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.



For updated performance figures, see "Prices and Performance" on the Internet at www.franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.

Past performance does not guarantee future results.                            7






TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.

CLASS A

If you had invested $10,000 in Templeton Global Smaller Companies Fund - Class A at inception, it would be worth more than $86,000 today. The chart below illustrates the cumulative total return of a hypothetical $10,000 investment in the Fund on June 1, 1981 (inception), with income dividends and capital gains reinvested as shown through February 29, 2000.*

[LINE CHART]



This logarithmic mountain chart shows the value of a $10,000 investment in Templeton Global Smaller Companies Fund, from inception on June 1, 1981, through February 29, 2000.*



Period End       Total Value   Principal +     Principal +     Inflation  Principal       Income      Cap    CPI
                                Cap Gains       Dividends                                           Gains
06/01/1981           9,423        9,423           9,423          10,000      9,423           0           0
12/31/1981           9,356        9,155           9,352          10,468      9,151         201           4  4.68%
12/31/1982          12,720       12,014          12,214          10,869     11,508         706         506  3.83%
12/31/1983          17,674       16,408          15,332          11,281     14,066       1,266       2,342  3.79%
12/31/1984          17,746       16,158          14,603          11,726     13,015       1,588       3,143  3.95%
12/31/1985          23,186       20,781          17,722          12,172     15,317       2,405       5,464  3.80%
12/31/1986          27,562       24,221          20,149          12,306     16,808       3,341       7,413  1.10%
12/31/1987          24,362       20,912          16,905          12,851     13,455       3,450       7,457  4.43%
12/31/1988          31,381       26,700          19,693          13,419     15,012       4,681      11,688  4.42%
12/31/1989          36,984       30,945          22,533          14,043     16,494       6,039      14,451  4.65%
12/31/1990          31,190       25,865          17,661          14,901     12,336       5,325      13,529  6.11%
12/31/1991          43,515       36,012          22,989          15,357     15,486       7,503      20,526  3.06%
12/31/1992          45,120       38,044          19,720          15,802     12,644       7,076      25,400  2.90%
12/31/1993          59,490       49,740          26,204          16,237     16,454       9,750      33,286  2.75%
12/31/1994          56,761       46,936          25,125          16,671     15,300       9,825      31,636  2.67%
12/31/1995          66,780       55,765          26,728          17,094     15,713      11,015      40,052  2.54%
12/31/1996          81,529       68,327          30,417          17,662     17,215      13,202      51,112  3.32%
12/31/1997          87,289       73,092          31,228          17,962     17,031      14,197      56,061  1.70%
12/31/1998          77,349       64,042          27,764          18,251     14,457      13,307      49,585  1.61%
12/31/1999          85,165       69,624          30,204          18,740     14,663      15,541      54,961  2.68%
02/29/2000          86,600       70,797          30,712          18,896     14,909      15,803      55,888  0.83%




*Cumulative total return represents the change in value of an investment over the indicated period. All figures have been restated to reflect the current, maximum 5.75% initial sales charge; thus actual total return for purchasers of shares during the periods shown may differ. Prior to July 1, 1992, these shares were offered at a higher initial sales charge. On January 1, 1993, the Fund's Class A shares implemented a plan of distribution under Rule 12b-1, which will affect subsequent performance.

Except as noted, all figures assume reinvestment of dividends and capital gains at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. The historical data shown above pertain only to Class A shares of the Fund. The Fund offers other share classes, subject to different fees and expenses, which will affect their performance. Please see the prospectus for more details.

Past performance is not predictive of future results.

8




TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Highlights

                                                                              CLASS A
                                         ----------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                         FEBRUARY 29, 2000   --------------------------------------------------------------
                                           (UNAUDITED)+        1999+         1998         1997         1996         1995
                                         ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout
  the period)
Net asset value, beginning of
  period..............................           $7.40            $6.90        $9.53        $8.55        $8.77        $8.24
                                         ----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income................             .01              .13          .16          .13          .16          .11
 Net realized and unrealized gains
   (losses)...........................             .39              .66        (2.07)        1.77          .72          .62
                                         ----------------------------------------------------------------------------------
Total from investment operations......             .40              .79        (1.91)        1.90          .88          .73
                                         ----------------------------------------------------------------------------------
Less distributions from:
 Net investment income................            (.17)            (.11)        (.13)        (.13)        (.12)        (.11)
 Net realized gains...................            (.39)            (.18)        (.59)        (.79)        (.98)        (.09)
                                         ----------------------------------------------------------------------------------
Total distributions...................            (.56)            (.29)        (.72)        (.92)       (1.10)        (.20)
                                         ----------------------------------------------------------------------------------
Net asset value, end of period........           $7.24            $7.40        $6.90        $9.53        $8.55        $8.77
                                         ==================================================================================
Total Return*.........................           6.21%           11.96%     (21.64)%       24.20%       11.69%        9.20%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).....      $1,080,402       $1,059,988   $1,275,313   $1,881,547   $1,544,214   $1,447,155
Ratios to average net assets:
 Expenses.............................           1.37%**          1.39%        1.27%        1.30%        1.27%        1.36%
 Net investment income................            .30%**          1.90%        1.69%        1.43%        1.93%        1.32%
Portfolio turnover rate...............           6.29%           14.04%       23.52%       25.60%       32.71%       18.79%

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+Based on average weighted shares outstanding.
                                                                               9




TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Highlights (continued)

                                                                                  CLASS B
                                                                  ---------------------------------------
                                                                  SIX MONTHS ENDED
                                                                  FEBRUARY 29, 2000        PERIOD ENDED
                                                                     (UNAUDITED)         AUGUST 31, 1999+
                                                                     ------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period........................             $7.36                 $7.02
                                                                  ---------------------------------------
Income from investment operations:
 Net investment income (loss)...............................              (.02)                  .07
 Net realized and unrealized gains..........................               .39                   .27
                                                                  ---------------------------------------
Total from investment operations............................               .37                   .34
                                                                  ---------------------------------------
Less distributions from:
 Net investment income......................................              (.16)                   --
 Net realized gains.........................................              (.39)                   --
                                                                  ---------------------------------------
Total distributions.........................................              (.55)                   --
                                                                  ---------------------------------------
Net asset value, end of period..............................             $7.18                 $7.36
                                                                  =======================================
Total Return*...............................................             5.72%                 4.84%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................              $375                  $220
Ratios to average net assets:
 Expenses...................................................             2.11%**               2.21%**
 Net investment income (loss)...............................            (.48)%**               1.38%**
Portfolio turnover rate.....................................             6.29%                14.04%

*Total return does not reflect the contingent deferred sales charge and is not annualized.
**Annualized.
+Effective date of Class B shares was January 1, 1999.
++Based on average weighted shares outstanding.
 10




TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Highlights (continued)

                                                                                  CLASS C
                                            -----------------------------------------------------------------------------------
                                            SIX MONTHS ENDED                          YEAR ENDED AUGUST 31,
                                            FEBRUARY 29, 2000      ------------------------------------------------------------
                                              (UNAUDITED)++        1999++         1998         1997         1996         1995+
                                            -----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout
  the period)
Net asset value, beginning of
  period..............................             $7.27             $6.78         $9.42        $8.47        $8.75        $7.87
                                            -----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss).........              (.02)              .08           .08          .07          .13           --
 Net realized and unrealized gains
   (losses)...........................               .39               .65         (2.05)        1.75          .67          .88
                                            -----------------------------------------------------------------------------------
Total from investment operations......               .37               .73         (1.97)        1.82          .80          .88
                                            -----------------------------------------------------------------------------------
Less distributions from:
 Net investment income................              (.09)             (.06)         (.08)        (.08)        (.10)          --
 Net realized gains...................              (.39)             (.18)         (.59)        (.79)        (.98)          --
                                            -----------------------------------------------------------------------------------
Total distributions...................              (.48)             (.24)         (.67)        (.87)       (1.08)          --
                                            -----------------------------------------------------------------------------------
Net asset value, end of period........             $7.16             $7.27         $6.78        $9.42        $8.47        $8.75
                                            ===================================================================================
Total Return*.........................             5.70%            11.28%      (22.44)%       23.42%       10.74%       11.18%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).....           $24,862           $29,523       $38,287      $43,071      $15,483       $2,569
Ratios to average net assets:
 Expenses.............................             2.13%**           2.13%         2.03%        2.05%        2.07%        2.11%**
 Net investment income (loss).........            (.45)%**           1.11%          .96%         .75%        1.23%         .16%**
Portfolio turnover rate...............             6.29%            14.04%        23.52%       25.60%       32.71%       18.79%

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period May 1, 1995 (effective date) to August 31, 1995.
++Based on average weighted shares outstanding.
                                                                              11




TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Highlights (continued)

                                                                                     ADVISOR CLASS
                                                               ----------------------------------------------------------
                                                               SIX MONTHS ENDED              YEAR ENDED AUGUST 31,
                                                               FEBRUARY 29, 2000      -----------------------------------
                                                                 (UNAUDITED)++        1999++        1998           1997+
                                                               ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period.....................            $7.42             $6.91         $9.55          $8.33
                                                               ----------------------------------------------------------
Income from investment operations:
 Net investment income...................................              .02               .16           .16            .10
 Net realized and unrealized gains (losses)..............              .39               .65         (2.06)          1.12
                                                               ----------------------------------------------------------
Total from investment operations.........................              .41               .81         (1.90)          1.22
                                                               ----------------------------------------------------------
Less distributions from:
 Net investment income...................................             (.20)             (.12)         (.15)            --
 Net realized gains......................................             (.39)             (.18)         (.59)            --
                                                               ----------------------------------------------------------
Total distributions......................................             (.59)             (.30)         (.74)            --
                                                               ----------------------------------------------------------
Net asset value, end of period...........................            $7.24             $7.42         $6.91          $9.55
                                                               ==========================================================
Total Return*............................................            6.31%            12.33%      (21.51)%         14.65%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)........................           $6,064            $6,236        $7,185         $7,895
Ratios to average net assets:
 Expenses................................................            1.12%**           1.14%         1.03%          1.05%**
 Net investment income...................................             .58%**           2.26%         1.97%          2.18%**
Portfolio turnover rate..................................            6.29%            14.04%        23.52%         25.60%

*Total return is not annualized.
**Annualized.
+For the period January 2, 1997 (effective date) to August 31, 1997. ++Based on average weighted shares outstanding.
                       See Notes to Financial Statements.
 12




TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (UNAUDITED)

                                                                 COUNTRY           SHARES             VALUE
                                                                 ------------------------------------------
COMMON STOCKS 84.9%
APPLIANCES & HOUSEHOLD DURABLES .5%
Guangdong Kelon Electrical Holdings Ltd., H, 144A...........      China            11,152,000     $    5,445,033
                                                                                                  --------------
AUTOMOBILES .5%
Bilia AB, A.................................................      Sweden              320,000          3,248,546
Weifu Fuel Injection Co. Ltd., B............................      China             6,169,605          1,775,700
                                                                                                  --------------
                                                                                                       5,024,246
                                                                                                  --------------
BANKING 4.5%
Banco de Andalucia SA.......................................      Spain               377,335         10,865,696
Bank Handlowy W Warszawie SA, GDR, 144A.....................      Poland              722,000         10,450,950
BPI Sociedad de Gestora de Participacoes Socias SA..........     Portugal           1,506,150          5,597,184
Commercial International Bank Ltd., GDR, 144A...............      Egypt               350,700          3,892,770
National Bank of Canada.....................................      Canada              893,200         12,157,615
Union Bank of Norway........................................      Norway              314,000          6,924,957
                                                                                                  --------------
                                                                                                      49,889,172
                                                                                                  --------------
BROADCASTING & PUBLISHING 1.8%
Hollinger International Inc., A.............................  United States           694,280          8,374,753
*Scholastic Corp. ..........................................  United States           178,900          9,269,256
*Vicinity Corp. ............................................  United States            69,800          2,826,900
                                                                                                  --------------
                                                                                                      20,470,909
                                                                                                  --------------
BUILDING MATERIALS & COMPONENTS 5.5%
Anglian Group PLC...........................................  United Kingdom          226,984            537,495
*Cementos Diamante SA, ADR, 144A............................     Colombia             395,000            395,000
Cristaleria Espanola SA, Br. ...............................      Spain                82,550          2,883,357
Danske Traelast AS..........................................     Denmark              107,000          9,363,454
Gujarat Ambuja Cements Ltd. ................................      India             1,419,600          9,135,504
Gujarat Ambuja Cements Ltd., GDR, 144A......................      India                82,600            543,095
Hepworth PLC................................................  United Kingdom        1,680,600          3,979,635
Okumura Corp. ..............................................      Japan             2,180,000          5,953,302
Plettac AG..................................................     Germany               75,500          1,431,221
Sarna Kunststoff Holding AG.................................   Switzerland              6,570          7,521,398
Schuttersveld NV............................................   Netherlands            220,694          3,760,779
*Siam City Cement Public Co. Ltd., fgn. ....................     Thailand           1,184,600          3,978,192
Suez Cement Co., GDR, 144A..................................      Egypt               470,000          6,486,000
Uralita SA..................................................      Spain               814,000          5,673,839
                                                                                                  --------------
                                                                                                      61,642,271
                                                                                                  --------------
BUSINESS & PUBLIC SERVICES 3.3%
*Complete Business Solutions Inc. ..........................  United States           532,000         10,573,500
*Healthcare Services Group Inc. ............................  United States           547,650          3,902,006
Koninklijke Ahrend NV.......................................   Netherlands            312,000          3,829,824
Lex Service PLC.............................................  United Kingdom        1,296,000          6,802,747
*Magellan Health Services Inc. .............................  United States           250,000          1,468,750
Scribona AB, B..............................................      Sweden              480,400          1,424,706

                                                                              13



TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES             VALUE
                                                                 ------------------------------------------
COMMON STOCKS (CONT.)
BUSINESS & PUBLIC SERVICES (CONT.)
Sifo Group AB, A............................................      Sweden              225,400     $    2,596,715
Sifo Group AB, B............................................      Sweden              480,400          5,726,223
                                                                                                  --------------
                                                                                                      36,324,471
                                                                                                  --------------
CHEMICALS 2.1%
Energia e Industrias Aragonesas Eia SA......................      Spain             1,641,000          7,757,185
Gurit Heberlein AG, Br. ....................................   Switzerland             20,000         11,376,169
Omnova Solutions Inc. ......................................  United States           641,000          4,206,563
                                                                                                  --------------
                                                                                                      23,339,917
                                                                                                  --------------
CONSTRUCTION & HOUSING 1.8%
Hollandsche Beton Groep NV..................................   Netherlands            850,920         11,796,829
*+Schuler Homes Inc. .......................................  United States         1,005,000          6,092,813
Wai Kee Holdings Ltd. ......................................    Hong Kong          17,848,000          2,293,262
                                                                                                  --------------
                                                                                                      20,182,904
                                                                                                  --------------
DATA PROCESSING & REPRODUCTION 1.6%
*Computer Horizons Corp. ...................................  United States           630,000         14,017,500
*Quantum Corp-DSSG..........................................  United States           410,000          4,253,750
                                                                                                  --------------
                                                                                                      18,271,250
                                                                                                  --------------
ELECTRICAL & ELECTRONICS 1.7%
*ST Assembly Test Services Ltd., ADR........................    Singapore              77,250          3,708,000
+Techtronic Industries Co. Ltd. ............................    Hong Kong          29,104,621          4,749,302
Varitronix International Ltd. ..............................    Hong Kong           4,700,000         10,266,228
                                                                                                  --------------
                                                                                                      18,723,530
                                                                                                  --------------
ELECTRONIC COMPONENTS & INSTRUMENTS 8.8%
Draka Holding NV............................................   Netherlands            333,485         26,150,587
Harman International Industries Inc. .......................  United States            25,000          1,548,437
Swisslog Holding AG.........................................   Switzerland             82,500         35,850,216
Twentsche Kabel Holdings NV.................................   Netherlands            388,525         16,084,274
VTech Holdings Ltd. ........................................    Hong Kong           4,533,000         18,346,803
                                                                                                  --------------
                                                                                                      97,980,317
                                                                                                  --------------
ENERGY SOURCES 2.3%
Fletcher Challenge Energy Ltd. .............................   New Zealand          3,800,000          8,211,488
*Gas Authority of India Ltd., GDR, 144A.....................      India             1,280,500         12,484,875
*Ranger Oil Ltd. ...........................................      Canada            1,309,000          4,826,938
                                                                                                  --------------
                                                                                                      25,523,301
                                                                                                  --------------

 14



TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES             VALUE
                                                                 ------------------------------------------
COMMON STOCKS (CONT.)
FINANCIAL SERVICES 4.5%
*ICICI Ltd., ADR............................................      India               667,000     $   25,512,750
Mutual Risk Management Ltd. ................................     Bermuda              990,485         13,619,169
Om Gruppen AB...............................................      Sweden              217,000         10,989,848
                                                                                                  --------------
                                                                                                      50,121,767
                                                                                                  --------------
FOOD & HOUSEHOLD PRODUCTS 5.1%
Devro PLC...................................................  United Kingdom        2,370,000          2,712,527
Geest PLC...................................................  United Kingdom        1,180,000          8,522,377
Hazlewood Foods PLC.........................................  United Kingdom        6,452,423          7,690,551
Illovo Sugar Ltd. ..........................................   South Africa         5,150,000          4,707,866
Lindt & Spruengli Chocolate Works Ltd., prtn. ctf. .........   Switzerland              4,380         10,498,454
McBride PLC.................................................  United Kingdom        3,800,000          4,799,116
Panamerican Beverages Inc., A...............................      Mexico              234,400          3,999,450
*U.S. Foodservice...........................................  United States           748,000         13,230,250
                                                                                                  --------------
                                                                                                      56,160,591
                                                                                                  --------------
FOREST PRODUCTS & PAPER 3.4%
+Crown Van Gelder Papierfabrieken NV........................   Netherlands            373,600          5,035,574
Hung Hing Printing Group Ltd. ..............................    Hong Kong          17,271,508          6,657,568
Metsa Serla OY, B...........................................     Finland              918,460          8,090,873
Munksjo AB..................................................      Sweden            1,300,000          9,119,425
*Shorewood Packaging Corp. .................................  United States           423,200          8,781,400
                                                                                                  --------------
                                                                                                      37,684,840
                                                                                                  --------------
HEALTH & PERSONAL CARE 3.4%
Apothekers Cooperatie OPG VA, prtn. ctf. ...................   Netherlands            180,000          4,072,437
Internatio-Muller NV........................................   Netherlands            628,092         11,640,404
*Quorum Health Group Inc. ..................................  United States           557,000          4,960,781
*Skyepharma PLC.............................................  United Kingdom        7,616,871         17,104,742
                                                                                                  --------------
                                                                                                      37,778,364
                                                                                                  --------------
INDUSTRIAL COMPONENTS 3.1%
*Aalberts Industries NV.....................................   Netherlands            290,000          6,142,352
Madeco Manufacturera de Cobre SA, ADR.......................      Chile               405,000          5,442,188
Sylea SA....................................................      France              234,821          7,822,167
Weir Group PLC..............................................  United Kingdom        4,523,412         11,961,031
Yamato Kogyo Co. Ltd. ......................................      Japan               894,000          3,304,028
                                                                                                  --------------
                                                                                                      34,671,766
                                                                                                  --------------
INSURANCE 1.1%
Enhance Financial Services Group Inc. ......................  United States           290,000          3,407,500
Radian Group Inc. ..........................................  United States           260,000          9,018,750
                                                                                                  --------------
                                                                                                      12,426,250
                                                                                                  --------------

                                                                              15



TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES             VALUE
                                                                 ------------------------------------------
COMMON STOCKS (CONT.)
LEISURE & TOURISM 1.4%
Kuoni Reisen Holding AG, B..................................   Switzerland              2,598     $   11,834,572
*Prime Hospitality Corp. ...................................  United States           492,000          4,182,000
                                                                                                  --------------
                                                                                                      16,016,572
                                                                                                  --------------
MACHINERY & ENGINEERING 4.3%
Arcadis NV..................................................   Netherlands            275,655          1,990,404
Bucher Holding AG, Br. .....................................   Switzerland              4,226          3,381,509
Fives-Lille Cie De..........................................      France              103,133          8,231,258
IHC Caland NV...............................................   Netherlands            256,600          8,646,468
Laird Group PLC.............................................  United Kingdom        2,900,000          8,858,631
METSO OYJ...................................................     Finland              381,600          4,996,447
SIG Schweizerische Industrie-Gesellschaft Holding...........   Switzerland             19,800         11,903,261
                                                                                                  --------------
                                                                                                      48,007,978
                                                                                                  --------------
MERCHANDISING 11.0%
Best Denki Co. Ltd. ........................................      Japan               176,000          1,235,228
Giordano International Ltd. ................................    Hong Kong          25,248,674         28,224,221
*Gymboree Corp. ............................................  United States           906,000          4,246,875
House of Fraser PLC.........................................  United Kingdom        6,360,000          4,919,725
Hudsons Bay Co. ............................................      Canada              596,900          5,656,358
Li & Fung Ltd. .............................................    Hong Kong          15,194,000         59,153,287
Matsuzakaya Co. Ltd. .......................................      Japan             1,830,000          4,164,581
Moebel Walther AG...........................................     Germany              148,410          2,071,788
SA des Galeries Lafayette...................................      France               55,400          9,600,555
Samas-Groep NV..............................................   Netherlands             96,985          1,185,830
Somerfield PLC..............................................  United Kingdom        1,701,700          1,464,088
                                                                                                  --------------
                                                                                                     121,922,536
                                                                                                  --------------
METALS & MINING 2.0%
AK Steel Holding Corp. .....................................  United States           540,000          4,488,750
Birmingham Steel Corp. .....................................  United States           338,600          1,566,025
Boehler-Uddeholm AG.........................................     Austria               41,950          1,562,589
Boehler-Uddeholm AG, 144A...................................     Austria                8,120            302,461
Boehler-Uddeholm AG, 144A, seasoned.........................     Austria               71,200          2,652,118
Century Aluminum Co. .......................................  United States           614,000          8,365,750
LTV Corp. ..................................................  United States           894,000          2,961,375
Vallourec Usines A Tubes de Lorraine Escaut Et R............      France               16,185            654,449
                                                                                                  --------------
                                                                                                      22,553,517
                                                                                                  --------------
MULTI-INDUSTRY 2.1%
*DESC SA de CV DESC, B......................................      Mexico            3,473,500          2,298,858
Hogg Robinson PLC...........................................  United Kingdom        2,900,000          9,957,376
Nagron Nationaal Grondbezit NV..............................   Netherlands            292,000          6,269,050
Wagon PLC...................................................  United Kingdom        1,827,400          4,644,588
                                                                                                  --------------
                                                                                                      23,169,872
                                                                                                  --------------

 16



TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES             VALUE
                                                                 ------------------------------------------
COMMON STOCKS (CONT.)
REAL ESTATE 1.2%
Inversiones y Representacion SA.............................    Argentina           2,217,914     $    7,231,484
Inversiones y Representacion SA, GDR........................    Argentina              39,048          1,273,941
New Asia Realty and Trust Co. Ltd., A.......................    Hong Kong           3,583,000          3,682,993
Tai Cheung Holdings Ltd. ...................................    Hong Kong           3,630,000            830,215
                                                                                                  --------------
                                                                                                      13,018,633
                                                                                                  --------------
TELECOMMUNICATIONS .9%
*Latitude Communications Inc. ..............................  United States           150,000          3,168,750
*Millicom International Cellular SA.........................    Luxembourg            100,000          7,100,000
                                                                                                  --------------
                                                                                                      10,268,750
                                                                                                  --------------
TEXTILES & APPAREL 1.5%
Fountain Set Holdings Ltd. .................................    Hong Kong          35,262,000          3,941,761
Gamma Holding NV............................................   Netherlands            180,000          6,030,673
*Goodys Family Clothing Inc. ...............................  United States           670,000          4,690,000
Inner Mongolia Erdos Cashmere Products Co. Ltd., B..........      China             6,200,000          1,488,000
                                                                                                  --------------
                                                                                                      16,150,434
                                                                                                  --------------
TRANSPORTATION 3.9%
Airborne Freight Corp. .....................................  United States           612,000         11,322,000
*Anangel-American Shipholdings Ltd., ADR....................      Greece              208,800          1,017,900
*MS Carriers Inc. ..........................................  United States           202,400          4,478,100
Sea Containers Ltd., A......................................  United Kingdom          461,000         11,294,500
Seino Transportation Co. Ltd. ..............................      Japan             1,487,000          7,458,350
Stolt Nielsen SA, ADR.......................................      Norway              100,000          1,750,000
Stolt Nielsen SA, B.........................................      Norway              200,000          3,528,640
Transportes Azkar SA........................................      Spain                 5,422             63,162
Tranz Rail Holdings Ltd., ADR...............................   New Zealand            499,480          2,481,791
                                                                                                  --------------
                                                                                                      43,394,443
                                                                                                  --------------
UTILITIES ELECTRICAL & GAS .8%
Guangdong Electric Power Development Co. Ltd., B............      China            14,689,967          6,625,094
Public Service Co. of New Mexico............................  United States           163,300          2,510,738
                                                                                                  --------------
                                                                                                       9,135,832
                                                                                                  --------------
WHOLESALE & INTERNATIONAL TRADE .8%
Bergen Brunswig Corp., A....................................  United States           525,000          2,592,193
*Daisytek International Corp. ..............................  United States           270,600          6,206,891
                                                                                                  --------------
                                                                                                       8,799,084
                                                                                                  --------------
TOTAL COMMON STOCKS (COST $825,519,850).....................                                         944,098,550
                                                                                                  --------------

                                                                              17



TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES             VALUE
                                                                 ------------------------------------------
PREFERRED STOCKS 3.8%
Ballast Nedam NV, pfd. .....................................   Netherlands            188,040     $    3,883,216
*Celular CRT Participacoes SA, pfd. ........................      Brazil            8,249,900          2,750,697
Companhia Riograndense de Telecom, pfd., A..................      Brazil            8,249,900          3,100,415
Coteminas Cia Tecidos Norte de Minas, pfd. .................      Brazil           23,829,100          2,437,450
Fertilizantes Fosfatados SA, pfd. ..........................      Brazil        2,500,000,000          9,395,309
Hugo Boss AG, pfd. .........................................     Germany               66,000          8,196,863
Moebel Walther AG, pfd. ....................................     Germany              150,000          1,848,478
Weg SA, pfd. ...............................................      Brazil           17,249,300         10,527,966
                                                                                                  --------------
TOTAL PREFERRED STOCKS (COST $53,442,625)...................                                          42,140,394
                                                                                                  --------------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST
  $878,962,475).............................................                                         986,238,944
                                                                                                  --------------
                                                                                 PRINCIPAL
                                                                                  AMOUNT**
                                                                                 ---------
REPURCHASE AGREEMENT (COST $84,294,000) 7.6%
Dresdner Bank, 5.75%, 3/01/00 (Maturity Value $84,307,464)
  Collateralized by U.S. Treasury Notes & Bonds.............  United States    $   84,294,000         84,294,000
                                                                                                  --------------
TOTAL INVESTMENTS (COST $963,256,475) 96.3%.................                                       1,070,532,944
OTHER ASSETS, LESS LIABILITIES 3.7%.........................                                          41,169,969
                                                                                                  --------------
TOTAL NET ASSETS 100.0%.....................................                                      $1,111,702,913
                                                                                                  ==============

*Non-income producing.
**Securities denominated in U.S. dollars.
+The Investment Company Act of 1940 defines "affiliated persons" to include any persons, such as the Fund, that owns 5% or more of the outstanding voting securities of another person. Investments in "affiliated persons" at February 29, 2000, were $15,877,689.


                       See Notes to Financial Statements.
 18



TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 29, 2000 (UNAUDITED)

Assets:
 Investments in securities, at value (cost $878,962,475)....    $  986,238,944
 Repurchase agreement, at value and cost....................        84,294,000
 Cash.......................................................            70,330
 Receivables:
  Capital shares sold.......................................        44,754,256
  Dividends and interest....................................         1,572,286
                                                                --------------
      Total assets..........................................     1,116,929,816
                                                                --------------
Liabilities:
 Payables:
  Capital shares redeemed...................................         3,063,376
  To affiliates.............................................         1,171,463
 Deferred tax liability (Note 1e)...........................           514,732
 Accrued expenses...........................................           477,332
                                                                --------------
      Total liabilities.....................................         5,226,903
                                                                --------------
Net assets, at value........................................    $1,111,702,913
                                                                ==============
Net assets consist of:
 Distributions in excess of net investment income...........    $   (1,783,501)
 Net unrealized appreciation................................       106,761,737
 Accumulated net realized gain..............................        68,290,074
 Capital shares.............................................       938,434,603
                                                                --------------
Net assets, at value........................................    $1,111,702,913
                                                                ==============
CLASS A:
 Net asset value per share ($1,080,402,514 / 149,314,612
  shares outstanding).......................................             $7.24
                                                                ==============
 Maximum offering price per share ($7.24 / 94.25%)..........             $7.68
                                                                ==============
CLASS B:
 Net asset value and maximum offering price per share
  ($374,788 / 52,181 shares outstanding)*...................             $7.18
                                                                ==============
CLASS C:
 Net asset value per share ($24,861,952 / 3,470,108 shares
  outstanding)*.............................................             $7.16
                                                                ==============
 Maximum offering price per share ($7.16 / 99.00%)..........             $7.23
                                                                ==============
ADVISOR CLASS:
 Net asset value and maximum offering price per share
  ($6,063,659 / 836,975 shares outstanding).................             $7.24
                                                                ==============

*Redemption price per share is equal to net asset value less any applicable sales charge.


                       See Notes to Financial Statements.
                                                                              19




TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $686,093)
 Dividends..................................................    $ 8,041,456
 Interest...................................................        842,930
                                                                -----------
      Total investment income...............................                   $ 8,884,386
Expenses:
 Management fees (Note 3)...................................      3,972,836
 Administrative fees (Note 3)...............................        666,460
 Distribution fees (Note 3)
  Class A...................................................      1,283,315
  Class B...................................................          1,297
  Class C...................................................        134,713
 Transfer agent fees (Note 3)...............................        792,500
 Custodian fees.............................................        203,300
 Reports to shareholders....................................        134,300
 Registration and filing fees...............................         54,300
 Professional fees..........................................         44,200
 Directors' fees and expenses...............................         79,900
 Other......................................................          3,103
                                                                -----------
      Total expenses........................................                     7,370,224
                                                                               -----------
            Net investment income...........................                     1,514,162
                                                                               -----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     73,516,088
  Foreign currency transactions.............................       (341,567)
                                                                -----------
      Net realized gain.....................................                    73,174,521
 Net unrealized depreciation on:
  Investments...............................................     (6,544,865)
  Deferred taxes (Note 1e)..................................       (514,732)
                                                                -----------
      Net unrealized depreciation...........................                    (7,059,597)
                                                                               -----------
Net realized and unrealized gain............................                    66,114,924
                                                                               -----------
Net increase in net assets resulting from operations........                   $67,629,086
                                                                               ===========

                       See Notes to Financial Statements.
 20




TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED
                                                                FEBRUARY 29, 2000         YEAR ENDED
                                                                   (UNAUDITED)          AUGUST 31, 1999
                                                                ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................     $    1,514,162         $   23,035,583
  Net realized gain from investments and foreign currency
   transactions.............................................         73,174,521             53,185,618
  Net unrealized appreciation (depreciation) on investments
   and deferred taxes.......................................         (7,059,597)            66,279,167
                                                                ---------------------------------------
    Net increase in net assets resulting from operations....         67,629,086            142,500,368

 Distributions to shareholders from:
  Net investment income:
   Class A..................................................        (24,566,804)           (20,124,664)
   Class B..................................................             (3,953)                    --
   Class C..................................................           (334,497)              (381,690)
   Advisor Class............................................           (167,074)              (115,538)
  Net realized gains:
   Class A..................................................        (56,072,276)           (32,018,770)
   Class B..................................................            (10,212)                    --
   Class C..................................................         (1,514,644)              (996,475)
   Advisor Class............................................           (328,140)              (162,672)

 Capital share transactions (Note 2):
   Class A..................................................         35,302,220           (301,306,911)
   Class B..................................................            149,672                216,176
   Class C..................................................         (4,251,102)           (10,984,426)
   Advisor Class............................................            (97,036)            (1,442,718)
                                                                ---------------------------------------
    Net increase (decrease) in net assets...................         15,735,240           (224,817,320)

Net assets:
 Beginning of period........................................      1,095,967,673          1,320,784,993
                                                                ---------------------------------------
 End of period..............................................     $1,111,702,913         $1,095,967,673
                                                                =======================================

Undistributed net investment income/(Distributions in excess of net investment income) included in net assets:
 End of period..............................................     $   (1,783,501)        $   21,774,665
                                                                =======================================

                       See Notes to Financial Statements.
                                                                              21




TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Smaller Companies Fund, Inc. (the Fund), is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to achieve long-term capital growth. Under normal market conditions, the Fund will invest primarily in the equity securities of smaller companies located anywhere in the world, including emerging markets. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

 22



TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.)

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

d. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

e. DEFERRED TAXES:

Deferred taxes are recorded for estimated tax liabilities inherent in the fund's portfolio securities which may arise from subsequent sales of those securities and asset repatriation from countries that impose such taxes.

2. CAPITAL STOCK

The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class shares. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C, respectively, and a fourth class of shares, Class B, was established. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class, and the exchange privilege of each class.

At February 29, 2000, there were 1.5 billion shares authorized ($0.20 par value) of which 750 million, 100 million, 550 million, and 100 million were designated as Class A shares, Class B shares, Class C shares, and Advisor Class shares, respectively. Transactions in the Fund's shares were as follows:

                                                           SIX MONTHS ENDED                           YEAR ENDED
                                                           FEBRUARY 29, 2000                        AUGUST 31, 1999
                                                    -----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                       ---------------------------------------------------------------
CLASS A SHARES:
Shares sold.......................................   227,038,291    $ 1,600,901,939          185,542,788    $ 1,308,691,167
Shares issued on reinvestment of distributions....    10,545,548         69,939,452            7,007,145         45,476,057
Shares redeemed...................................  (231,506,816)    (1,635,539,171)        (234,204,372)    (1,655,474,135)
                                                    -----------------------------------------------------------------------
Net increase (decrease)...........................     6,077,023    $    35,302,220          (41,654,439)   $  (301,306,911)
                                                    =======================================================================

                                                                              23



TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (CONT.)

                                                           SIX MONTHS ENDED                           YEAR ENDED
                                                           FEBRUARY 29, 2000                       AUGUST 31, 1999*
                                                    -----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                       ---------------------------------------------------------------
CLASS B SHARES:
Shares sold.......................................        42,944    $       298,716               29,870    $       216,176
Shares issued on reinvestment of distributions....         2,148             14,165                   --                 --
Shares redeemed...................................       (22,781)          (163,209)                  --                 --
                                                    -----------------------------------------------------------------------
Net increase......................................        22,311    $       149,672               29,870    $       216,176
                                                    =======================================================================

                                                           SIX MONTHS ENDED                           YEAR ENDED
                                                           FEBRUARY 29, 2000                        AUGUST 31, 1999
                                                    -----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                       ---------------------------------------------------------------
CLASS C SHARES:
Shares sold.......................................       987,471    $     6,622,614            1,311,746    $     8,857,268
Shares issued on reinvestment of distributions....       245,032          1,609,170              187,059          1,199,047
Shares redeemed...................................    (1,824,236)       (12,482,886)          (3,082,452)       (21,040,741)
                                                    -----------------------------------------------------------------------
Net decrease......................................      (591,733)   $    (4,251,102)          (1,583,647)   $   (10,984,426)
                                                    =======================================================================

                                                           SIX MONTHS ENDED                           YEAR ENDED
                                                           FEBRUARY 29, 2000                        AUGUST 31, 1999
                                                    -----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                       ---------------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold.......................................     1,439,593    $    10,253,161            2,435,651    $    17,892,494
Shares issued on reinvestment of distributions....        73,990            491,828               41,939            272,183
Shares redeemed...................................    (1,516,555)       (10,842,025)          (2,677,179)       (19,607,395)
                                                    -----------------------------------------------------------------------
Net decrease......................................        (2,972)   $       (97,036)            (199,589)   $    (1,442,718)
                                                    =======================================================================

*Effective date of Class B shares was January 1, 1999.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

 24



TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

The Fund pays monthly an investment management fee to TICI of 0.75% per year of the average daily net assets of the Fund. The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

ANNUALIZED
FEE RATE      AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.25%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C shares, respectively. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At February 29, 2000, unreimbursed costs were $489,797. Distributors received net commissions from sales of the Fund's shares and received contingent deferred sales charges for the year of $47,561 and $3,659, respectively.

4. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

The cost of securities for income tax purposes is the same as that shown in the statement of investments. At February 29, 2000, the net unrealized appreciation based on the cost of investments for income tax purposes was as follows:

Unrealized appreciation.....................................  $ 315,879,483
Unrealized depreciation.....................................   (208,603,014)
                                                              -------------
Net unrealized appreciation.................................  $ 107,276,469
                                                              =============

At August 31, 1999, the Fund had deferred currency losses occurring subsequent to October 31, 1998 of $661,000. For tax purposes, such losses will be reflected in the year ending August 31, 2000.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended February 29, 2000 aggregated $64,653,892 and $250,998,723, respectively.

                                                                              25






SEMIANNUAL REPORT

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
www.franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton Global Smaller Companies Fund, Inc. prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.



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